Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis
The following table presents information regarding the Company’s financial liabilities that were measured at fair value on a recurring basis:

December 31, 2023
(in thousands)	Level 1	Level 2	Level 3	Total
Liabilities:
Public Warrants	$—	$—	$—	$—
Private Placement Warrants	—	—	—	—
Earnout liability	—	—	41,100	41,100

	December 31, 2022
(in thousands)	Level 1	Level 2	Level 3	Total
Liabilities:
Public Warrants	$2,381	$—	$—	$2,381
Private Placement Warrants	—	—	1,723	1,723
Earnout liability	—	—	32,110	32,110

Summary of Significant Inputs Used to Measure the Fair Value of the Level 3 Private Placement Warrants
The following table provides the significant inputs used to measure the fair value of the level 3 Private Placement Warrants:

As of December 31, 2022
Stock price	$3.73
Exercise price	$11.50
Risk-free rate	4.0%
Volatility	42.2%
Term (in years)	4.4
The following table provides the significant inputs used to measure the fair value of the level 3 earnout liability:

	As of
	December 31, 2023	December 31, 2022
Stock price	$4.94	$3.73
Risk-free rate	4.0%	4.1%
Volatility	65.0%	70.0%
Term (in years)	3.9	4.4

Summary of Significant Inputs Used to Measure the Fair Value of Level 3 Earnout Liability
Changes in fair value of the Company’s Level 3 financial instruments were as follows:

(in thousands)	Private Placement Warrants	Earnout Liability	Total
Fair value as of December 31, 2022	$1,723	$32,110	$33,833
Loss from change in fair value	4,863	8,990	13,853
Settlement	(6,586)	—	(6,586)

Fair value as of December 31, 2023	$—	$41,100	$41,100